CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Net earned premiums	$ 698.3	$ 660.0	$ 2,069.4	$ 1,947.4	$ 2,614.5	$ 2,688.7	$ 2,410.5
Net investment income	79.6	77.9	238.9	207.3	275.7	188.1	147.5
Realized and unrealized investment gains (losses)	22.0	11.3	48.8	47.4	75.9	5.0	56.2
Other income					0.0	8.2	14.7
Total revenues	799.9	749.2	2,357.1	2,202.1	2,966.1	2,890.0	2,628.9
Expenses
Losses and loss adjustment expenses	474.2	430.5	1,278.9	1,147.6	1,553.0	1,680.0	1,693.3
Acquisition costs	91.7	94.3	290.2	287.2	380.2	431.8	414.1
General, administrative and corporate expenses	125.6	120.1	400.1	352.8	503.6	494.2	418.0
Interest expense					55.2	43.7	14.3
Change in fair value of derivatives	(37.8)	35.6	(22.2)	16.0	(26.1)	80.5	35.9
Realized and unrealized investment losses	15.9	13.1	69.8	31.2	61.4	182.6	47.4
Net realized and unrealized foreign exchange (gains)/losses	(46.3)	34.1	(19.7)	20.4	(36.2)	15.9	40.0
Other expenses					0.0	20.1	10.8
Total expenses	736.8	657.7	2,087.5	1,855.5	2,563.5	2,917.0	2,593.8
Income (loss) from operations before income taxes	63.1	91.5	269.6	346.6	402.6	(27.0)	35.1
Income tax benefit/(expense)	(6.4)	(5.2)	(32.1)	(41.4)	132.1	78.1	(5.3)
Net income/(loss)	56.7	86.3	237.5	305.2	534.7	51.1	29.8
Available for sale investments:
Reclassification adjustment for net realized gains/(losses) on investments included in net income/(loss)	9.4	8.6	35.4	15.4	40.2	55.5	(20.4)
Change in net unrealized (losses)/gains on available for sale securities held	111.3	(53.6)	68.2	(48.1)	86.0	(447.2)	(137.2)
Net change from current period hedged transactions	2.1	(6.4)	1.9	(10.7)	(14.0)	15.4	(6.2)
Change in foreign currency translation adjustment	22.5	(14.5)	20.9	(6.9)	14.4	(30.9)	21.4
Other comprehensive (loss)/income, before income taxes	145.3	(65.9)	126.4	(50.3)	126.6	(407.2)	(142.4)
Income tax benefit/(expense) thereon:
Reclassification adjustment for net realized losses on investments included in net /(loss)	(1.5)	(2.3)	(4.5)	(2.3)	(6.6)	0.0	0.0
Change in net unrealized gains on available for sale securities held	(13.6)	2.1	(8.6)	0.5	(14.0)	23.9	(0.3)
Total income tax benefit/(expense) allocated to other comprehensive (loss)	(15.1)	(0.2)	(13.1)	(1.8)	(20.6)	23.9	(0.3)
Other comprehensive (loss)/income, net of tax	130.2	(66.1)	113.3	(52.1)	106.0	(383.3)	(142.7)
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	186.9	20.2	350.8	253.1	640.7	(332.2)	(112.9)
Net income
Net (loss)/income	56.7	86.3	237.5	305.2	534.7	51.1	29.8
Preference share dividends					49.9	44.6	44.5
Net income/(loss) available to Aspen Insurance Holdings Limited’s ordinary shareholders	$ 42.9	$ 72.5	$ 196.4	$ 269.2	$ 484.8	$ 6.5	$ (14.7)
Basic earnings per ordinary share (in usd per share)	$ 0.71	$ 1.20	$ 3.25	$ 4.46	$ 8.03	$ 0.11	$ (0.24)
Diluted earnings per ordinary share (in usd per share)	$ 0.71	$ 1.20	$ 3.25	$ 4.46	$ 8.03	$ 0.11	$ (0.24)